SHAREHOLDERS’ EQUITY (Details Narrative)							12 Months Ended
		Dec. 18, 2025 USD ($) $ / shares shares	Jun. 13, 2025 USD ($) $ / shares shares	Jun. 13, 2025 HKD ($) shares	Jun. 10, 2025 USD ($) $ / shares shares	Oct. 09, 2024 $ / shares shares	Dec. 18, 2026 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) shares	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($) shares	Jun. 05, 2025 shares	Sep. 30, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		500,000,000				500,000,000		500,000,000				500,000,000		500,000,000
Shares issued, value | $									$ 37,424,043
Deferred compensation			$ 17,000,000.0	$ 131,800,000
Share-based compensation								$ 5,600,000	$ 43,900,000
Sharebased compensation vesting period								12 months	12 months
Unrecognized compensation cost								$ 11,300,000				$ 87,900,000
Common stock, par value | $ / shares		$ 0.001				$ 0.001		$ 0.001						$ 0.001
Common stock, shares issued						20,200,000
Common stock, shares outstanding						20,200,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		400,000,000						400,000,000				400,000,000		400,000,000
Common stock, par value | $ / shares		$ 0.001						$ 0.001						$ 0.001
Common stock, shares issued								18,534,000				18,534,000		12,394,000
Common stock, shares outstanding								18,534,000				18,534,000		12,394,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		100,000,000						100,000,000				100,000,000		100,000,000
Common stock, par value | $ / shares		$ 0.001						$ 0.001						$ 0.001
Common stock, shares issued								7,806,000				7,806,000		7,806,000
Common stock, shares outstanding								7,806,000				7,806,000		7,806,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights		the Company approved to adopt a dual-class share structure consisting of Class A ordinary shares (one vote per share) and Class B ordinary shares (25 votes per share)
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued						19,200,000
Stock issued for services, price per share | $ / shares			$ 3.85
Stock issued for services			4,390,000	4,390,000
Common Stock [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued	[1]							1,750,000	1,750,000
Shares issued, value | $									$ 13,738
Stock issued for services	[1]							4,390,000	4,390,000
Common Stock [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, value | $
Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		500,000,000
Share capital | $		$ 500,000
Authorized share capital							500,000,000
Common stock, par value | $ / shares		$ 0.001
Common stock, shares subscribed but unissued		381,466,000
Common Stock [Member] | Subsequent Event [Member] | Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares		$ 0.001
Common stock, shares issued		10,728,000
Common Stock [Member] | Subsequent Event [Member] | JME International Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares		$ 0.001
Common stock, shares issued		15,612,000
Common Stock [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		400,000,000
Common stock, par value | $ / shares		$ 0.001
Common stock, voting rights		one (1) vote for each Class A Ordinary Share of which he is the holder
Common stock, shares subscribed but unissued		381,466,000
Common Stock [Member] | Subsequent Event [Member] | Common Class A [Member] | Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		10,728,000
Common Stock [Member] | Subsequent Event [Member] | Common Class A [Member] | JME International Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		7,806,000
Common Stock [Member] | Subsequent Event [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		100,000,000
Common stock, par value | $ / shares		$ 0.001
Common stock, voting rights		twenty-five (25) votes for each Class B Ordinary Share of which he is the holder
Common stock, shares subscribed but unissued		92,194,000
Common Stock [Member] | Subsequent Event [Member] | Common Class B [Member] | JME International Holdings Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		7,806,000
2025 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Shares available for future issuance													4,390,000
Shares issued								0	0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued					1,750,000
Stock issued for services, price per share | $ / shares					$ 4.00
Shares issued, value | $					$ 5,200,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued					1,750,000

[1]	The share amounts are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).